Financial Instruments and Risk Management - Schedule of net monetary position in significant foreign currencies (Details) - Mar. 31, 2021 - Currency risk [Member]	USD ($)	CAD ($)	EUR (€)	CHF (SFr)	SEK (kr)	NOK (kr)	ISK (kr)
US Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 38,849,027
Impact of 10% variance in foreign exchange rate	3,531,730
Canadian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	321,373
Impact of 10% variance in foreign exchange rate		$ 23,204
Euros [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	2,433
Impact of 10% variance in foreign exchange rate | €			€ 259
Swiss Francs [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	(69,278)
Impact of 10% variance in foreign exchange rate | SFr				SFr 6,677
Swedish Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	2,443,606
Impact of 10% variance in foreign exchange rate | kr					kr 25,456
Norwegian Krone [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	(2,800,814)
Impact of 10% variance in foreign exchange rate | kr						kr 29,819
Icelandic Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 684,920
Impact of 10% variance in foreign exchange rate | kr							kr 493